Risks and Concentration - Concentration of foreign currency risks (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017	Dec. 31, 2019 CNY (¥)
Risks and Concentration
Liabilities	$ 351,701	¥ 1,972,867		¥ 2,448,475
Cash, cash equivalents, time deposits and short-term investment | Foreign currency risks
Risks and Concentration
Cash, cash equivalents, time deposits and short-term investments		¥ 326,691		693,328
Concentration risk (as a percent)	65.80%	45.90%
Liabilities | Foreign currency risks
Risks and Concentration
Concentration risk (as a percent)	96.40%	93.90%
Liabilities		¥ 1,852,777		¥ 2,361,355
Customers whose revenue represent greater than 10% of total revenue
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%
Distribution channels that represent greater than 10% of total revenues
Risks and Concentration
Concentration risk (as a percent)	0.00%	0.00%	0.00%